EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Numerator [Abstract]
Net Loss	$ (22,318)	$ (6,407)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	21,024,011	23,343,195
Dilutive - Weighted Average Common Shares Outstanding (in shares)	21,024,011	23,343,195
Loss per Common Share [Abstract]
Basic (in dollars per share)	$ (1.06)	$ (0.27)
Diluted (in dollars per share)	$ (1.06)	$ (0.27)